Segment Financial Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of December 31, 2024 and 2023, PEMEX’s operations were conducted through seven business segments: Exploration and Production, Industrial Transformation, Logistics, DPRLP (beginning in January 2022), the Trading Companies, Corporate and Other operating Subsidiary Companies.

Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:
•The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 19 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y Servicios Auxiliares (Airports and Auxiliary Services Agency or "ASA"). The refining segment’s most important products are different types of gasoline and diesel.
The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.
•Effective January 20, 2022, the Deer Park segment includes DPRLP's operations, generates revenues from sales of distillates and gasoline in the U.S. market.
•The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading, MGAS and GASOB (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.
•The segment related to corporate provides administrative, financing and consulting services to PEMEX’s subsidiary entities and companies.
•The segment related to the Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s subsidiary entities and companies.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the year ended December 31, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	347,550,312	628,918,718	—	165,980,709	506,782,844	—	20,284,544	—	Ps.	1,669,517,127
Intersegment	517,221,080		355,276,301	90,057,618	15,758,565	509,246,055	48,982,014	51,691,573	(1,588,233,206)	—
Services income	27,348		731,624	414,098	485	1,950,251	1,045	30,928	—	3,155,779
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	24,027,347		(78,049,865)	582,923	—	(37,985)	—	—	—	(53,477,580)
Cost of sales	533,614,774		1,119,899,412	76,270,963	181,283,153	1,007,097,423	1,249,656	61,132,730	(1,545,084,824)	1,435,463,287
Gross income (loss)	355,211,313		(213,022,634)	14,783,676	456,606	10,843,742	47,733,403	10,874,315	(43,148,382)	183,732,039
Distribution, transportation and sale expenses	641,499		9,130,174	—	—	31,101	7,859	41,210	(1,772,009)	8,079,834
Administrative expenses	47,302,354		54,975,089	17,799,642	1,841,704	3,528,532	86,635,110	8,532,279	(41,408,534)	179,206,176
Impairment losses on trade receivables	—		866,405	(158,008)	—	(16,155,808)	—	8,853	—	(15,438,558)
Other revenue	8,599,117		5,427,426	828,787	18,921	679,985	983,270	2,010,503	—	18,548,009
Other expenses	4,794,173		9,283,729	483,210	498,188	65,887	77,670	337,412	5,083	15,545,352
Operating (loss) income	311,072,404		(280,117,795)	(2,828,397)	(1,864,365)	(8,257,601)	(38,003,966)	3,982,770	27,078	(15,989,872)
Financing income	81,442,953		915,653	19,927,846	1,177,512	1,296,321	226,654,666	2,087,505	(317,832,573)	15,669,883
Financing cost	171,319,838		57,706,799	378,866	245,442	7,868,834	236,220,806	2,966,859	(317,805,494)	158,901,950
Derivative financial instruments (cost) income, net	(25,445,169)		215,388	—	99,580	(664,381)	(1,799,648)	—	—	(27,594,230)
Foreign exchange (loss) income, net	(95,489,278)		(242,811,794)	(425,181)	—	(800,834)	39,427,764	(4,352,913)	—	(304,452,236)
Profit (loss) sharing in associates	360,996		(4,688,971)	943	—	(3,151,006)	(716,122,380)	(10,061,543)	734,623,610	961,649
Total duties, taxes and other	189,239,536		—	42,551,529	(1,827)	2,702,256	54,351,481	1,438,223	—	290,281,198
Net (loss) income	Ps.	(88,617,468)	(584,194,318)	(26,255,184)	(830,888)	(22,148,591)	(780,415,851)	(12,749,263)	734,623,609	Ps.	(780,587,954)
Total current assets	1,122,872,816		225,147,273	294,804,303	32,870,141	287,375,832	2,040,342,693	111,987,963	(3,675,846,301)	439,554,720
Total non-current assets	938,768,113		590,508,074	127,928,147	34,744,185	130,862,284	(171,049,739)	567,969,098	(450,532,299)	1,769,197,863
Total current liabilities	696,209,532		1,728,102,735	86,307,404	7,891,750	255,198,459	2,051,344,378	58,229,460	(3,675,760,337)	1,207,523,381
Total long-term liabilities	1,934,280,036		575,378,552	71,857,552	1,950,666	1,814,052	1,801,449,926	56,777,221	(1,458,503,067)	2,985,004,938
Total equity (deficit)	(568,848,639)		(1,487,825,940)	264,567,494	57,771,910	161,225,605	(1,983,501,350)	564,950,380	1,007,884,804	(1,983,775,736)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	124,473,818		10,011,687	6,144,377	2,959,516	272,350	583,189	2,405,271	—	146,850,208
Depreciation of rights of use	313,825		3,224,322	374,922	604,758	720,984	573,733	217,650	—	6,030,194
Net periodic cost of employee benefits	41,263,714		57,475,722	10,682,640	—	25,675	36,622,124	64,180	48,557	146,182,612
Interest income (1)	174,334		561,859	22,641	313,481	497,110	8,786,413	1,609,679	—	11,965,517
Interest cost (2)	(3,921,496)		3,310,989	378,805	245,442	5,707,946	136,377,980	2,217,568	—	144,317,234
(1)Included in financing income.
(2)Included in financing cost.

As of/for the year ended December 31, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	439,640,623	751,060,122	—	173,219,485	333,396,095	—	18,925,352	—	Ps.	1,716,241,677
Intersegment	460,698,652		283,789,335	96,564,079	12,949,407	604,815,421	96,619,612	55,447,803	(1,610,884,309)	—
Services income	30,725		321,260	1,380,704	251	1,908,488	856	53,657	—	3,695,941
(Impairment) of wells, pipelines, properties, plant and equipment, net	(2,353,077)		(25,568,713)	(612,906)	—	(191,786)	—	(71,036)	—	(28,797,518)
Cost of sales	492,999,594		1,148,635,601	84,973,463	173,140,717	922,943,882	1,269,012	66,504,967	(1,509,793,447)	1,380,673,789
Gross income (loss)	405,017,329		(139,033,597)	12,358,414	13,028,426	16,984,336	95,351,456	7,850,809	(101,090,862)	310,466,311
Distribution, transportation and sale expenses	705,144		22,473,849	45	—	141,909	59,298	56,008	(10,757,344)	12,678,909
Administrative expenses	78,844,955		62,852,084	22,085,461	1,650,684	3,435,669	83,534,109	7,995,431	(90,281,862)	170,116,531
Impairment losses on trade receivables	—		(2,762,874)	(329,534)	—	(2,876)	(6)	(18,034)	—	(3,113,324)
Other revenue	2,953,135		9,149,545	932,509	44,657	698,967	758,097	1,099,045	—	15,635,955
Other expenses	10,101,486		5,666,808	590,957	24,893	145,621	987	766,407	(55,023)	17,242,136
Operating income (loss)	318,318,879		(223,639,667)	(9,715,074)	11,397,506	13,957,228	12,515,153	113,974	3,367	122,951,366
Financing income	61,784,027		1,835,968	18,720,533	853,723	640,628	152,838,231	1,727,347	(220,190,080)	18,210,377
Financing cost	126,967,447		25,908,568	387,557	161,067	5,561,753	210,105,849	3,265,856	(220,186,716)	152,171,381
Derivative financial instruments income (cost), net	7,314,615		570,701	—	—	(116,640)	(7,096,450)	—	—	672,226
Foreign exchange income (loss), net	111,796,250		132,739,126	221,212	—	105,319	(11,196,911)	4,414,046	—	238,079,042
Profit (loss) sharing in associates	35,221		37,688	28	—	18,149,561	68,641,910	17,074,729	(103,529,822)	409,315
Taxes, duties and other	218,982,795		—	1,539,042	122,806	1,914,357	(2,510,630)	(49,089)	—	219,999,281
Net income (loss)	Ps.	153,298,750	(114,364,752)	7,300,100	11,967,356	25,259,986	8,106,714	20,113,329	(103,529,819)	Ps.	8,151,664
Total current assets	909,819,796		218,747,813	274,384,409	34,058,111	235,899,424	1,850,711,295	111,621,072	(3,096,701,174)	538,540,746
Total non-current assets	910,837,120		521,938,961	162,309,993	27,058,584	101,729,105	158,576,028	448,587,744	(566,102,945)	1,764,934,590
Total current liabilities	629,264,289		1,161,203,831	89,855,544	10,696,459	182,349,198	2,071,859,608	75,119,615	(3,096,630,883)	1,123,717,661
Total non-current liabilities	1,727,159,904		625,142,251	83,574,554	3,191,749	1,247,810	1,590,289,886	58,281,618	(1,256,151,287)	2,832,736,485
Equity (deficit), net	(535,767,277)		(1,045,659,308)	263,264,304	47,228,487	154,031,521	(1,652,862,171)	426,807,583	689,978,051	(1,652,978,810)
Depreciation and amortization	115,208,527		11,087,095	5,999,033	2,259,734	285,737	565,065	2,150,085	—	137,555,276
Depreciation of rights of use	313,017		3,140,172	392,810	548,953	772,779	602,527	116,582	—	5,886,840
Net periodic cost of employee benefits	39,404,972		56,498,324	9,755,635	—	20,491	35,701,990	34,293	—	141,415,705
Interest income (1)	183,459		832,721	40,720	423,942	172,028	11,109,036	1,269,666	—	14,031,572
Interest cost (2)	(721,838)		3,351,937	387,052	161,067	4,509,516	130,686,827	2,606,129	—	140,980,690

(1)Included in financing income.
(2)Included in financing cost.

For the year ended December 31, 2022	Exploration and Production		Industrial Transformation	Logistics	DPRL	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	580,722,599	1,206,916,270	—	238,510,433	334,364,847	—	17,488,810	—	Ps.	2,378,002,959
Intersegment	717,367,392		302,190,952	89,622,240	29,193,820	819,994,494	80,179,770	73,050,303	(2,111,598,971)	—
Services income	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	—	5,385,350
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(60,438,070)		(25,615,351)	2,121,045	—	394,355	—	—	—	(83,538,021)
Cost of sales	599,574,788		1,577,012,772	78,006,637	243,355,903	1,146,203,099	1,188,124	83,905,905	(2,030,684,206)	1,698,563,022
Gross income (loss)	638,163,481		(92,424,806)	15,319,360	24,778,862	10,723,672	78,992,513	6,648,949	(80,914,765)	601,287,266
Distribution, transportation and sale expenses	451,339		18,148,532	6,152	—	777,900	111,401	5,465	(5,230,757)	14,270,032
Administrative expenses	64,390,637		60,136,092	18,374,788	1,000,038	2,768,334	75,097,855	7,613,971	(75,502,649)	153,879,066
Impairment losses on trade receivables	37,788		(1,851,742)	(278,574)	—	83,918	59,766	(86,160)	—	(2,035,004)
Other revenue	10,630,959		9,632,988	333,558	29,832	11,538,185	906,823	6,868,728	—	39,941,073
Other expenses	21,104,328		665,656	(554,533)	1,550,862	925,859	770,526	1,409,589	(286,734)	25,585,553
Operating income (loss)	562,885,924		(163,593,840)	(2,452,063)	22,257,794	17,873,682	3,979,320	4,402,492	105,375	445,458,684
Financing income	86,983,763		448,537	12,494,966	241,369	454,991	177,776,910	561,083	(251,733,654)	27,227,965
Financing cost	150,663,974		31,341,752	545,053	1,381,250	3,389,376	222,446,318	1,544,435	(251,628,278)	159,683,880
Derivative financial instruments (cost) income, net	(12,618,664)		(27,846)	—	—	(1,870,306)	(8,346,135)	—	—	(22,862,951)
Foreign exchange income (loss), net	104,112,481		27,124,384	112,618	—	(258,955)	(2,577,191)	1,176,753	—	129,690,090
Profit (loss) sharing in associates	(649,968)		(1,332,437)	(254)	—	22,757,389	149,613,112	43,949,040	(213,987,481)	349,401
Taxes, duties and other	328,808,439		—	(6,962,217)	212,621	(504,023)	(2,412,355)	1,038,374	—	320,180,839
Net income (loss)	Ps.	261,241,123	(168,722,954)	16,572,431	20,905,292	36,071,448	100,412,053	47,506,559	(213,987,482)	Ps.	99,998,470
Depreciation and amortization	113,656,994		15,173,731	5,938,265	2,457,584	350,789	554,672	1,639,780	—	139,771,815
Depreciation of rights of use	390,857		3,845,374	539,608	—	694,369	402,661	90,909	—	5,963,778
Net periodic cost of employee benefits	36,284,710		52,521,311	8,387,099	—	8,504	32,090,167	42,021	—	129,333,812
Interest income (1)	190,684		399,495	61,685	110,031	56,852	10,107,959	288,783	—	11,215,489
Interest cost (2)	(96,942)		4,083,467	532,791	1,362,760	2,978,799	129,328,297	1,338,907	—	139,528,079
(1)Included in financing income.
(2)Included in financing cost.

Supplemental geographic information

	For the years ended December 31,
	2024		2023		2022
Revenues:
Domestic sales	Ps.	977,651,655	Ps.	948,666,739	Ps.	1,192,714,214
Incentive for automotive fuels (see Notes 3-S and 7-E)	—		23,421		111,863,956
Total domestic sales	977,651,655		948,690,160		1,304,578,170
Export sales:
United States	483,646,454		607,923,932		847,736,491
Canada, Central and South America	4,505,057		1,093,586		3,946,692
Europe	100,089,455		67,857,986		77,239,046
Other countries	103,624,506		90,676,013		144,502,560
Total export sales	691,865,472		767,551,517		1,073,424,789
Services income (1)	3,155,779		3,695,941		5,385,350
Total revenues	Ps.	1,672,672,906	Ps.	1,719,937,618	Ps.	2,383,388,309
(1)Services income as of December 31, 2024, 2023 and 2022 represent approximately 99%, 99% and 85%, from domestic sales, respectively.
As of December 31, 2024 and 2023, PEMEX had Ps.32,880,347 and Ps.24,807,695, respectively, of significant long-lived assets outside of Mexico, related to the DPRLP segment.
Revenue by product

	For the years ended December 31,
	2024		2023		2022
Domestic sales:
Refined petroleum products and derivatives (primarily gasolines)	Ps.	757,660,095	Ps.	855,627,607	Ps.	1,155,023,948
Gas	58,885,596		67,445,129		123,754,373
Petrochemical products	161,105,964		25,617,424		25,799,849
Total domestic sales	Ps.	977,651,655	Ps.	948,690,160	Ps.	1,304,578,170
Export sales:
Crude oil	Ps.	362,554,781	Ps.	449,141,116	Ps.	583,740,941
Refined petroleum products and derivatives (primarily gasolines)	182,738,696		116,419,672		445,703,884
Gas	17,551,893		31,786,691		17,429,517
Petrochemical products	129,020,102		170,204,038		26,550,447
Total export sales	Ps.	691,865,472	Ps.	767,551,517	Ps.	1,073,424,789